QUARTERLY FINANCIAL INFORMATION (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2018
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Quarterly financial information

(In millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2018
Net sales	$1,776.4	$1,854.2	$1,759.7	$1,768.7
Gross profit	483.4	501.4	459.2	471.5
Net income	125.2	95.6	149.5	97.1
Net income per common share	1.42	1.09	1.71	1.13
Net income per common share, assuming dilution	1.40	1.07	1.69	1.11

2017
Net sales	$1,572.1	$1,626.9	$1,679.5	$1,735.3
Gross profit	442.4	452.6	451.6	465.6
Net income (loss)(1)	112.2	120.9	108.3	(59.6)
Net income (loss) per common share	1.27	1.37	1.23	(.68)
Net income (loss) per common share, assuming dilution	1.25	1.34	1.20	(.66)

(1)	During the fourth quarter of 2017, we recognized a net tax charge of $172 million as a result of the TCJA.

Summary of other expense, net by type for each quarter

(In millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2018
Restructuring charges:
Severance and related costs, net of reversals	$4.3	$58.8	$(7.1)	$7.0
Asset impairment charges and lease cancellation costs	8.4	.6	.7	1.0
Other items:
Argentine peso remeasurement transition loss	–	–	3.4	–
Other restructuring-related charge	.5	–	–	–
Reversal of acquisition-related contingent consideration	–	–	–	(5.0)
Net gain on sales of assets	(.4)	(2.3)	–	–

Other expense (income), net	$12.8	$57.1	$(3.0)	$3.0

2017
Restructuring charges:
Severance and related costs	$5.7	$7.3	$8.7	$9.5
Asset impairment charges and lease cancellation costs	–	.3	1.8	.1
Other items:
Net gain on sales of assets	–	–	–	(2.1)
Transaction costs	.8	2.6	.3	1.5

Other expense, net	$6.5	$10.2	$10.8	$9.0